Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis

(in thousands)	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2012
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$3,888	$-	$3,888	$-
Obligations of states and political subdivisions	48,929	-	48,929	-
Mortgage-backed securities:
U.S. Government agencies	286,482	-	286,482	-
Private label	3,272	-	3,272	-
Trust preferred securities	12,645	-	10,260	2,385
Corporate securities	15,947	-	15,947	-
Marketable equity securities	4,185	4,185	-	-
Investment funds	1,774	1,774	-	-
Derivative assets	14,012	-	14,012	-

Financial Liabilities
Derivative liabilities	14,012	-	14,012	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$10,679	$-	$10,679	$-	$-
Other Assets	1,000	-	1,000	-	(288)

December 31, 2011
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$6,041	$-	$6,041	$-
Obligations of states and political subdivisions	56,802	-	56,802	-
Mortgage-backed securities:
U.S. Government agencies	227,613	-	227,613	-
Private label	5,156	-	5,156	-
Trust preferred securities	45,157	-	43,175	1,982
Corporate securities	14,398	-	14,398	-
Marketable equity securities	3,853	3,853	-	-
Investment funds	1,763	1,763	-	-
Derivative assets	11,541	-	11,541	-

Financial Liabilities
Derivative liabilities	11,541	-	11,541	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$16,166	$-	$16,085	$81	$2,701

Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets

	December 31,
(In thousands)	2012	2011

Beginning balance	$1,982	$2,504
Impairment losses on investment securities	(576)	(355)
Included in other comprehensive income	979	208
Dispositions	-	(375)
Transfers into Level 3	-	-
Ending Balance	$2,385	$1,982

Schedule Of Level 2 Financial Assets And Liabilities Measured On A Recurring Basis

	December 31,
	2012	2011
(In thousands)	Level 2	Level 2

Carrying value of impaired loans before allocations	$10,679	$18,832
Specific valuation allowance allocations	-	(2,666)
Fair value	$10,679	$16,166

Schedule Of OREO Measured And Reported At Fair Value

(In thousands)	2012	2011

Beginning Balance, January 1	$7,948	$9,316
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	5,685	6,096
Charge-offs recognized in the allowance for loan losses	(1,656)	(1,436)
Fair value	4,029	4,660
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,659	979
Fair value	2,638	783
Write-downs included in other non-interest expense	(1,021)	(196)
Acquired	728	-
Disposals	(3,522)	(5,832)
Ending Balance, December 31	$8,162	$7,948

Schedule Of Estimates Of Fair Value Of Financial Instruments

(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Cash and cash equivalents	$84,994	$84,994	$84,994	$-	$-
Securities available-for-sale	377,122	377,122	5,959	368,778	2,385
Securities held-to-maturity	13,454	13,861	-	13,861	-
Other securities	11,463	11,463	-	11,463	-
Net loans	2,127,560	2,162,856	-	-	2,162,856
Accrued interest receivable	6,692	6,692	6,692	-	-
Derivative assets	14,012	14,012	-	14,012	-

Liabilities:
Deposits	2,409,316	2,381,495	1,447,954	933,541	-
Short-term debt	114,646	114,648	-	114,648	-
Long-term debt	16,495	16,462	-	16,462	-
Derivative liabilities	14,012	14,012		14,012

December 31, 2011
Assets:
Cash and cash equivalents	$146,399	$146,399	$146,399	$-	$-
Securities available-for-sale	360,783	360,783	5,616	353,185	1,982
Securities held-to-maturity	23,458	23,423	-	23,423	-
Other securities	11,934	11,934	-	11,934	-
Net loans	1,953,694	1,991,335	-	-	1,991,335
Accrued interest receivable	7,093	7,093	7,093	-	-
Derivative assets	11,541	11,541	-	11,541	-

Liabilities:
Deposits	2,221,268	2,189,559	1,290,587	898,972	-
Short-term debt	189,050	189,050	-	189,050
Long-term debt	16,495	16,456	-	16,456	-
Derivative liabilities	11,541	11,541	-	11,541	-